CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net (loss) income	$ (1,480)	$ 7,465
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	12,358	6,308
Amortization of deferred lease incentive obligation	(212)	(200)
Amortization of deferred debt financing costs	923	349
Amortization of OpCo Notes fair value adjustment	(768)	0
Share-based compensation	1,234	1,169
Excess tax benefits from share-based compensation	0	(713)
Deferred income taxes	(4,295)	1,972
Provision for doubtful accounts	632	231
Gain on disposal of property and equipment	0	(36)
Other	(359)	(315)
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	(6,306)	(8,571)
Inventories	(8,724)	(6,595)
Prepaid expenses and other current assets	1,849	5,246
Other assets	16	(53)
Accounts payable	4,126	(12,512)
Accrued expenses and other current liabilities	(8,351)	(2,807)
Accrued interest	(1,931)	5,271
Income taxes	576	(3,447)
Other liabilities	(21)	(20)
Net cash used in operating activities	(10,733)	(7,258)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(4,538)	(3,321)
Net cash used in investing activities	(4,538)	(3,321)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	(206)	(2,128)
Proceeds from ABL Facility	54,000	0
Payments on ABL Facility	(46,500)	0
Payment of debt financing costs	(50)	0
Payments on capital lease obligations	(156)	(183)
Proceeds from issuance of common stock	750	0
Proceeds from stock options exercised	0	857
Excess tax benefits from share-based compensation	0	713
Purchases of treasury stock	0	(1,439)
Net cash provided by (used in) financing activities	7,838	(2,180)
Effect of exchange rate changes on cash and cash equivalents	(78)	57
Net decrease in cash and cash equivalents	(7,511)	(12,702)
Cash and cash equivalents at beginning of period	17,505	97,099
Cash and cash equivalents at end of period	9,994	84,397
Cash paid during the period for:
Interest	17,569	391
Income taxes (refunds) payments, net	$ (720)	$ 6,362